Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	37 Months Ended	40 Months Ended	43 Months Ended	46 Months Ended	49 Months Ended	52 Months Ended	55 Months Ended	58 Months Ended	61 Months Ended	64 Months Ended	67 Months Ended
	Nov. 02, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000222751
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,050	$ 10,230	$ 10,450	$ 10,580	$ 10,630	$ 10,686	$ 10,561	$ 10,374	$ 10,162	$ 10,140	$ 10,228	$ 10,217	$ 10,327	$ 10,457	$ 10,601	$ 10,840	$ 10,925	$ 11,157	$ 11,315	$ 11,570	$ 11,579	$ 11,686	$ 11,792
C000222752
Account Value [Line Items]
Accumulated Value	500,000	502,500	511,500	522,500	529,500	532,000	535,127	528,360	520,031	509,100	507,992	512,423	512,423	517,527	524,732	532,027	544,058	548,446	560,239	568,297	581,215	581,872	587,380	592,836
C000222750
Account Value [Line Items]
Accumulated Value	10,000	10,050	10,230	10,460	10,600	10,660	10,722	10,597	10,420	10,203	10,191	10,280	10,280	10,391	10,539	10,686	10,940	11,020	11,260	11,425	11,687	11,704	11,831	11,931
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,090	9,887	9,873	10,034	9,974	9,625	9,061	8,879	8,693	8,690	8,867	8,773	8,796	8,979	8,983	9,413	9,401	9,500	9,473	9,708	9,937	10,095	9,959
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	500,000	504,514	494,344	493,635	501,705	498,695	481,272	453,048	443,929	434,665	434,484	443,340	438,631	439,793	448,940	449,128	470,637	470,029	475,015	473,646	485,397	496,826	504,754	497,959
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,090	9,887	9,873	10,034	9,974	9,625	9,061	8,879	8,693	8,690	8,867	8,773	8,796	8,979	8,983	9,413	9,401	9,500	9,473	9,708	9,937	10,095	9,959
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Account Value [Line Items]
Accumulated Value	10,000	10,058	10,234	10,462	10,611	10,685	10,763	10,687	10,541	10,335	10,313	10,468	10,492	10,621	10,758	10,907	11,164	11,262	11,494	11,667	11,945	11,966	12,081	12,193
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Account Value [Line Items]
Accumulated Value	500,000	502,922	511,705	523,106	530,567	534,231	538,143	534,346	527,034	516,749	515,646	523,413	524,620	531,054	537,913	545,350	558,196	563,082	574,683	583,366	597,240	598,281	604,032	609,670
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,058	$ 10,234	$ 10,462	$ 10,611	$ 10,685	$ 10,763	$ 10,687	$ 10,541	$ 10,335	$ 10,313	$ 10,468	$ 10,492	$ 10,621	$ 10,758	$ 10,907	$ 11,164	$ 11,262	$ 11,494	$ 11,667	$ 11,945	$ 11,966	$ 12,081	$ 12,193